Summary of Significant Accounting Policies - Summary of Activity in Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Balance at beginning of period	$ (12,671)	$ (741)	$ (741)	$ (354)
Provision for uncollectible accounts	$ (1,065)	$ (4,953)	(12,675)	(436)
Uncollectible accounts written off			745	49
Balance at end of period			$ (12,671)	$ (741)